Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
IDX Alternative FIAT ETF
Shareholder Report [Line Items]
Fund Name	IDX Alternative FIAT ETF
Class Name	IDX Alternative FIAT ETF
Trading Symbol	GLDB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the IDX Alternative FIAT ETF for the period of October 24, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://idxshares.com/gldb/ or by contacting us at (844)-456-4545.
Additional Information Phone Number	(844)-456-4545
Additional Information Website	https://idxshares.com/gldb/
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
IDX Alternative FIAT ETF	$2	0.95%
*	Amount shown reflects the expenses of the Fund for the current fiscal period from October 24, 2025 to October 31, 2025. Expenses would be higher if the Fund had been in operation for a full year.
**	Annualized

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.95%	[2]
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund for the current fiscal period from October 24, 2025 to October 31, 2025. Expenses would be higher if the Fund had been in operation for a full year.
Factors Affecting Performance [Text Block]

What factors influence performance?

Performance Contributors

Silver: Investments in Silver futures and exchange-traded products (ETPs) were positive contributors for the period. We expect silver to continue to be a significant contributor to the Fund’s performance as physical silver supply is dramatically inadequate for the scale of industrial use cases on the horizon (EVs, AI infrastructure). In Q4 of 2025 the U.S government added silver to its list of critical minerals highlighting the strategic importance of the metal to industry.

Performance Detractors

Gold: Gold was a slight detractor from performance during the period. After hitting all-time highs in mid-October 2025, the yellow metal took a bit of a breather to end the month as prices hovered roughly 30% above the 200-day moving average. Buying by central banks (notably China) in the physical markets shows no signs of stopping and we expect gold to be a positive contributor to the Fund’s performance for a significant period.

Digital Assets: Digital assets (bitcoin and ethereum) were slight negative contributors during the period as concerns about growth and animal spirits caused risk assets to falter after hitting fresh all-time highs. We believe the outlook for digital assets remains strong as a new regulatory regime allows the assets to be integrated further into our traditional financial and corporate systems.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Average Annual Return [Table Text Block]

Annual Performance

Since Inception (October 24, 2025)
IDX Alternative FIAT ETF	-2.22%
S&P 500® Index*	0.72%
LBMA Gold Price Index**	-3.19%
*	The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
**	The LBMA Gold Price PM Index measures the performance of setting price of gold, determined twice each business day on the London bullion market by the five members of The London Gold Market Fixing Ltd. It is designed to fix a price for settling contracts between members of the London bullion market, but informally the gold fixing provides a recognized rate that is used as a benchmark for pricing the majority of gold products and derivatives throughout the world's markets.

Performance Inception Date	Oct. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For updated performance information visit https://idxshares.com/gldb/.
Net Assets	$ 12,710,810
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 862
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Net Assets	$12,710,810
Number of Holdings	5
Total Advisory Fee	$862
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
First American Government Obligations Fund, Class X	62.41%
SPDR Gold MiniShares Trust	1.50%
iShares Bitcoin Trust ETF	0.98%
iShares Ethereum Trust ETF	0.65%
iShares Silver Trust	0.62%

IDX DYNAMIC FIXED INCOME ETF
Shareholder Report [Line Items]
Fund Name	IDX Dynamic Fixed Income ETF
Class Name	IDX Dynamic Fixed Income ETF
Trading Symbol	DYFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the IDX Dynamic Fixed Income ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://idxshares.com/dyfi/ or by contacting us at (844)-456-4545.
Additional Information Phone Number	(844)-456-4545
Additional Information Website	https://idxshares.com/dyfi/
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IDX Dynamic Fixed Income ETF	$71	0.70%

* Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%	[3]
Factors Affecting Performance [Text Block]

What factors influence performance?

Performance Contributors

Credit-Related Instruments: Consistent positive contribution came from exposure to high-yield credit. Returns for broad high-yield ETFs were particularly strong after the April market turmoil through the summer months.

Mortgage-Backed Securities: A “covered call” strategy in mortgage-backed securities has allowed the Fund to pick up more than 100bps of yield over treasuries of similar duration with essentially no credit risk. This strategy provides short treasury volatility – without tail risk – and has profited from higher yields.

Performance Detractors

Short Positions in Long-Dated Treasuries: The fund’s ability to take positions that profit from rising interest rates in long-dated U.S. Treasuries, which over time has been a strength, was a modest detractor from performance during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Average Annual Return [Table Text Block]

Annual Performance

	1-Year	Since Inception (January 10, 2024)
IDX Dynamic Fixed Income ETF - NAV	3.86%	0.84%
Bloomberg US Aggregate Bond Index**	6.16%	9.15%
**	Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortage-backed securities and asset-back securities issued in the U.S. domestic bond market. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Performance Inception Date	Jan. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For updated performance information visit https://idxshares.com/dyfi/
Net Assets	$ 57,719,153
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 256,585
Investment Company, Portfolio Turnover	473.01%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Net Assets	$57,719,153
Number of Holdings	8
Total Advisory Fee	$256,585
Portfolio Turnover Rate	473.01%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
PIMCO Multisector Bond Active ETF	30.19%
Simplify MBS ETF	20.96%
iShares 1-5 Year Investment Grade Corporate Bond ETF	13.03%
SPDR Bloomberg Short Term High Yield Bond ETF	12.58%
VanEck Fallen Angel High Yield Bond ETF	12.09%
iShares 7-10 Year Treasury Bond ETF	4.99%
Janus Henderson AAA CLO ETF	4.53%
ProShares Short High Yield ETF	1.00%

[1]	Amount shown reflects the expenses of the Fund for the current fiscal period from October 24, 2025 to October 31, 2025. Expenses would be higher if the Fund had been in operation for a full year.
[2]	Annualized
[3]	Annualized